Financial Statement Components - Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred rent	$ 826	$ 1,106
Capital lease liabilities, non-current	492	295
Total other non-current liabilities	$ 1,318	$ 1,401